Segment Reporting - Narrative (Details) - segment	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Number of reportable segments	1	1
Segment reporting, CODM, profit (loss) measure, how used, description		The CODM assesses performance of the Company and decides how to allocate resources based on net income (loss) that is also reported on the consolidated income statement.